Time charter revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Time charter revenue	$ 30,890	$ 35,334	$ 37,881
Time charter revenue-related party	126,207	123,944	128,956
Total operating revenue	$ 157,097	$ 159,278	$ 166,837